Cover	Sep. 04, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002096518
Amendment Description	1
Document Type	S-6
Document Period End Date	Sep. 04, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2495
Defensive Equity And Income Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of dividend-paying common stocks and common stocks of income-oriented closed- end investment companies (known as “closed-end funds” or “funds”) Invesco Capital Markets, Inc., the Sponsor, refers to the Portfolio’s dividend-paying common stocks as “defensive” due to their relatively lower historical volatility than the broader equity markets. The Portfolio’s closed-end funds generally seek to invest in income-producing securities or strategies, such as senior loans, preferred securities, investment grade debt, master limited partnerships (“MLPs”), convertible securities, emerging market debt, and other income-oriented strategies. In determining the asset classes to include in the Portfolio, the Sponsor conducted research on both near-term and longer-term correlations, income levels, performance and volatility to include specific asset classes that may provide the potential for correlation and volatility advantages over investing in a single asset class or sector of the market. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in equity securities that the Sponsor identifies as “defensive” and closed-end funds that generally focus on income-oriented strategies.
Emerging Markets Dividend Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of common stocks and American Depositary Receipts (“ADRs”) of companies headquartered, incorporated, or with a significant presence in emerging market countries. Invesco Capital Markets Inc., the Sponsor, considers emerging market countries to be those in the regions of Latin America, Asia (excluding Japan), Africa and Eastern Europe that generally have low to middle per capita income. The Portfolio was selected by the Sponsor based on information provided by Horizon Investment Services, LLC (the “Portfolio Consultant”) using its Quadrix rating system. Quadrix is a proprietary system that seeks to identify factors that contribute to historical performance of a group of stocks. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in securities of dividend-paying companies headquartered, incorporated, or with a significant presence in emerging market countries.